8. Derivative financial instruments and Short positions (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Swap [Member]
Statement Line Items [Line Items]
Notional	[1]	R$ 398,925,842	R$ 0	R$ 0
Swap [Member] | Assets [Member]
Statement Line Items [Line Items]
Notional	[1]	278,752,387	282,164,189	177,233,869
Swap [Member] | Assets [Member] | Customers [Member]
Statement Line Items [Line Items]
Notional		40,241,232	66,976,262
Swap [Member] | Assets [Member] | Related Parties [Member]
Statement Line Items [Line Items]
Notional		97,784,443	38,784,704
Swap [Member] | Assets [Member] | Financial Institutions [Member]
Statement Line Items [Line Items]
Notional		140,726,712	176,403,223
Options [Member]
Statement Line Items [Line Items]
Notional	[1]	2,043,286,085	1,446,536,133	335,073,080
Options [Member] | Customers [Member]
Statement Line Items [Line Items]
Notional		23,788,051	17,041,979
Options [Member] | Related Parties [Member]
Statement Line Items [Line Items]
Notional		922,740	154,903
Options [Member] | Financial Institutions [Member]
Statement Line Items [Line Items]
Notional		2,018,575,293	1,429,326,073
Futures Contracts [Member]
Statement Line Items [Line Items]
Notional	[1]	270,258,566	433,873,180	289,508,200
Futures Contracts [Member] | Customers [Member]
Statement Line Items [Line Items]
Notional		3,198,239	1,430,470
Futures Contracts [Member] | Related Parties [Member]
Statement Line Items [Line Items]
Notional
Futures Contracts [Member] | Financial Institutions [Member]
Statement Line Items [Line Items]
Notional		267,060,326	432,442,712
Forward Contracts and Others [Member]
Statement Line Items [Line Items]
Notional	[1]	163,040,700	169,401,317	R$ 90,910,841
Forward Contracts and Others [Member] | Customers [Member]
Statement Line Items [Line Items]
Notional		67,837,797	47,199,547
Forward Contracts and Others [Member] | Related Parties [Member]
Statement Line Items [Line Items]
Notional		49,447,532	118,612,607
Forward Contracts and Others [Member] | Financial Institutions [Member]
Statement Line Items [Line Items]
Notional		R$ 45,755,371	R$ 3,589,163

[1]	Nominal value of updated contracts.